Form N-1A Cover	Sep. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Sprott Funds Trust
Entity Central Index Key	0001728683
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 11, 2025
Prospectus Date	Sep. 04, 2025